Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Cash Flows [Abstract]
Unrealized loss in values of securities available-for-sale, net of taxes	$ 106	$ 2,245	$ 4,261